Significant accounting policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Subsidiary	Dec. 31, 2013	Dec. 31, 2012
Orion Tankers Pool [Abstract]
Direct and indirect ownership in all subsidiary (in hundredths)	100.00%
Vessels [Abstract]
Estimated useful life of vessels	25 years
Impairment Of Long-Lived Assets [Abstract]
Estimated useful life	5 years
Income taxes [Abstract]
Standard corporation tax rate (in hundredths)	12.50%
Higher corporation tax rate (in hundredths)	25.00%
Vessel owning subsidiaries	11
Deferred taxation	$ 0	$ 0	$ 24,341
Interest and penalties related to uncertain tax positions	$ 0	$ 0
Minimum [Member]
Drydock expenditure [Line Items]
Drydock expenditure, amortization period	3 years
Maximum [Member]
Drydock expenditure [Line Items]
Drydock expenditure, amortization period	5 years